Share capital - Additional Information (Details)	3 Months Ended										6 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CAD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 shares	Jan. 01, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants							$ 1,682,416	$ 404,354	$ 16,801,135
Number of shares issued for stock option exercised | shares	137,976	137,976
Shares issued for stock option exercised	$ 5,777		$ 48,550		$ 295,516		645,750	50,329		$ 449,459
Net loss for the period	$ (21,544,803)		$ (20,296,746)		$ (17,831,537)		$ (12,847,398)	(11,447,385)	$ (180,664)			$ (59,673,086)	$ (24,475,447)
Weighted average number of common shares outstanding | shares	118,847,779	118,847,779					113,670,604					118,638,876	110,110,785
Share issued price | $ / shares		$ 0.30
Proceeds from issuing shares	$ 5,777
Shares issuance costs								2,887
CAD$0.30 per share
Disclosure of classes of share capital [line items]
Number of shares issued for stock option exercised | shares	25,000	25,000	56,818	56,818
Share issued price | $ / shares				$ 0.30
Proceeds from issuing shares		$ 7,500	$ 13,241	$ 17,045
CAD$0.80 per share
Disclosure of classes of share capital [line items]
Number of shares issued for stock option exercised | shares			56,818	56,818
Share issued price | $ / shares				$ 0.80
Proceeds from issuing shares			$ 35,309	$ 45,454
Investors [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares
Maximum aggregate offering price							$ 200,000,000						$ 200,000,000
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares												30,000,000
Stock options exercisable period												10 years
Stock Option Exercise Period Not Later Than Ninety Days												90 days
Weighted average share price, share options granted | $ / shares												$ 0.95	$ 2.59
Stock-based compensation expense	$ 925,767						930,097					$ 3,130,348	$ 3,579,636
DSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense	40,351							$ 9,484			$ 9,484	223,107
RSUs
Disclosure of classes of share capital [line items]
Shares issued for stock option exercised	83,353
Stock-based compensation expense	$ 368,242						$ (105,608)					$ 821,365	$ 428,202
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares	118,888,108	118,888,108										118,888,108		117,338,964
Number of shares outstanding | shares	118,888,108	118,888,108	118,725,132	118,725,132	118,611,496	118,611,496	114,944,673	113,040,021	112,929,422	112,929,422	113,040,021	118,888,108	114,944,673	117,338,964	89,309,563	89,309,563
Shares issued pursuant to exercise of warrants							$ 1,682,416	$ 404,354	$ 16,802,299
Number of shares issued for stock option exercised | shares	25,000	25,000	113,636	113,636	1,245,455	1,245,455	1,375,400	21,825		1,058,724
Shares issued for stock option exercised	$ 6,795		$ 62,862		$ 346,206		$ 3,115,294	$ 104,301		$ 727,253
Shares issued pursuant to exercise of warrants (in shares) | shares					1,245,455	1,245,455	405,000	88,774	2,195,640
Share issued price | $ / shares						$ 0.30
Proceeds from issuing shares					$ 297,564	$ 373,637
Shares issuance costs								$ 2,887